Segment Analysis - Operating Income by Geographical Area (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of geographical areas [Line Items]
Total operating income	¥ 3,165,585	¥ 2,703,850	¥ 3,166,891
Japan [member]
Disclosure of geographical areas [Line Items]
Total operating income	2,077,833	1,791,910	2,079,758
Domestic [member]
Disclosure of geographical areas [Line Items]
Total operating income	2,077,833	1,791,910	2,079,758
Americas [member]
Disclosure of geographical areas [Line Items]
Total operating income	448,998	277,017	315,419
Europe and Middle East [member]
Disclosure of geographical areas [Line Items]
Total operating income	246,218	194,441	371,413
Asia and Oceania [member]
Disclosure of geographical areas [Line Items]
Total operating income	392,536	440,482	400,301
Foreign [member]
Disclosure of geographical areas [Line Items]
Total operating income	¥ 1,087,752	¥ 911,940	¥ 1,087,133